Other (expense) income	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Other (expense) income	Other (expense) income

		Three months		Six months
For the period ended June 30	Note	2025	2024	2025	2024
Early debt redemption gains	11	91	—	357	—
Interest income		15	25	41	57
Net mark-to-market losses on derivatives used to economically hedge equity settled share-based compensation plans		(43)	(23)	(42)	(113)
Equity (losses) income from investments in associates and joint ventures
Loss on investment		—	(93)	—	(93)
Operations		(1)	6	(1)	21
Losses on retirements and disposals of property, plant and equipment and intangible assets		(7)	(19)	(10)	(26)
Losses on investments		(8)	(2)	(10)	(8)
Other (1)		(85)	5	(65)	23
Total other (expense) income		(38)	(101)	270	(139)
(1)Includes foreign exchange (losses) gains on derivatives used to economically hedge anticipated purchases and the acquisition of Ziply Fiber in foreign currencies.
Equity (losses) income from investments in associates and joint ventures
We recorded a loss on investment of $93 million for the three and six months ended June 30, 2024, related to equity losses on our share of an obligation to repurchase at fair value the minority interest in Maple Leaf Sports and Entertainment Ltd. (MLSE). See Note 10, Assets and liabilities held for sale, for additional details.